Regulatory Assets and Liabilities (Regulated Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Regulatory Liabilities [Line Items]
Regulatory Liability, Current	$ 226	$ 362
Regulatory Liability, Noncurrent	2,242	1,277
Regulatory Liabilities, Total	2,468	1,639
Deferred income tax regulatory assets [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities, Total	1,116	26
Accumulated reserve - cost of removal [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities, Total	894	990
Deferrals related to derivative instruments [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities, Total	182	230
Fuel Adjustment Mechanism Liability [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities, Total	177	94
Cost Recovery Clauses Liability [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities, Total	51	153
Self Insurance Fund [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities, Total	28	30
Bill Reduction Credit [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities, Total	4	10
Storm Reserve [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities, Total	0	75
Other Regulatory Assets (Liabilities) [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities, Total	$ 16	$ 31